Average Annual Total Returns - Investor A, C and Institutional - BLACKROCK INTERNATIONAL DIVIDEND FUND	Sep. 28, 2020
Institutional Shares
Average Annual Return:
1 Year	23.72%
5 Years	4.69%
10 Years	4.50%
Investor A Shares
Average Annual Return:
1 Year	16.93%
5 Years	3.27%
10 Years	3.64%
Investor A Shares | After Taxes on Distributions
Average Annual Return:
1 Year	16.42%
5 Years	2.01%
10 Years	2.62%
Investor A Shares | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	10.73%
5 Years	2.50%
10 Years	2.83%
Investor C Shares
Average Annual Return:
1 Year	21.45%
5 Years	3.61%
10 Years	3.42%